Mineral exploration and Project development (Tables)	12 Months Ended
Dec. 31, 2019
Mineral exploration and Project development
Schedule of mineral exploration and project development

	2019	2018	2017
Mineral exploration	(73,759)	(83,182)	(76,161)
Project development (FEL 1 and FEL 2)	(39,225)	(43,096)	(16,537)
	(112,984)	(126,278)	(92,698)